Summary of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Contract	Dec. 31, 2012 Contract	Jun. 30, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	1	7	5	16	19
Pre-restructuring outstanding recorded investment	$ 820	$ 2,326	$ 573	$ 7,171	$ 8,679
Post-restructuring outstanding recorded investment	820	2,326	573	7,060	8,679
Troubled debt restructuring that subsequently defaulted, Number of contracts		2		1	1
Troubled debt restructuring that subsequently defaulted, Recorded investment		127		92	480
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	2	2	4	4
Pre-restructuring outstanding recorded investment	0	280	351	596	147
Post-restructuring outstanding recorded investment	0	280	351	596	147
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	0
Commercial Real Estate, Land and Land Development
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	1	1	1	9	8
Pre-restructuring outstanding recorded investment	820	101	101	6,420	7,671
Post-restructuring outstanding recorded investment	820	101	101	6,420	7,671
Troubled debt restructuring that subsequently defaulted, Number of contracts		1		1	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		101		92	0
Real estate, Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	3	1	1	7
Pre-restructuring outstanding recorded investment	0	1,919	95	23	861
Post-restructuring outstanding recorded investment	0	1,919	95	23	861
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	1
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	480
Single-Family Interim Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	0
Agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		0		0	0
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	1	1	2	0
Pre-restructuring outstanding recorded investment	0	26	26	132	0
Post-restructuring outstanding recorded investment	0	26	26	21	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		1		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		26		0	0
Other Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of contracts	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts		0		0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment		$ 0		$ 0	$ 0